SUPPLEMENT DATED MARCH 23, 2015
to

PROSPECTUS DATED MAY 1, 2014
FOR PRIME VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT D

This supplement contains information regarding changes to investment options that are available under your Policy.

Effective April 30, 2015, the names of the following investment options will change:

Current Name	New Name

MFS® Bond Portfolio	MFS® Corporate Bond Portfolio

MFS® Research Bond Series	MFS® Total Return Bond Series

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Prime, Prime Surv (NY) 3/2015